10-K Notes payable - Narrative - Senior Secured Notes – 2027 (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 17, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	[1]
Notes payable
Loss on extinguishment of debt		$ 4,289	$ (1,487)	$ (1,685)	$ (257)	$ (2,065)
Senior Secured Notes – 2027
Notes payable
Original facility size	$ 67,000
Bloom Notes - 2025
Notes payable
Original facility size	60,000
Debt conversion, accrued interest	7,000
Payment of accrued interest	600
Payment for debt origination fees	1,000
Loss on extinguishment of debt	$ 300

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.